Intangible Assets - Summary of Intangible Assets and Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
At start of year	£ 7,224
Intangible assets other than goodwill at beginning of period	3,425
At end of year	7,366	£ 7,224
Intangible assets other than goodwill at end of period	3,304	3,425
Cost [member]
Disclosure of detailed information about intangible assets [line items]
At start of year	7,224	6,824
Intangible assets other than goodwill at beginning of period	11,075	10,676
Acquisitions	131	570
Acquisitions	156	427
Additions	310	318
Disposals and other	(3)	(6)
Disposals and other	(49)	(160)
Exchange translation differences	14	(164)
Exchange translation differences	(16)	(186)
At end of year	7,366	7,224
Intangible assets other than goodwill at end of period	11,476	11,075
Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(7,650)	(7,224)
Charge for the year	592	695
Disposals and other	(49)	(148)
Exchange translation differences	(21)	(121)
Intangible assets other than goodwill at end of period	(8,172)	(7,650)
Not internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	2,181
Intangible assets other than goodwill at end of period	2,053	2,181
Not internally generated [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	7,824	7,635
Acquisitions	156	427
Disposals and other	(30)	(70)
Exchange translation differences	15	(168)
Intangible assets other than goodwill at end of period	7,965	7,824
Not internally generated [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(5,643)	(5,447)
Charge for the year	297	376
Disposals and other	(30)	(70)
Exchange translation differences	2	(110)
Intangible assets other than goodwill at end of period	(5,912)	(5,643)
Not internally generated [member] | Market related [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,068
Intangible assets other than goodwill at end of period	977	1,068
Not internally generated [member] | Market related [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	2,391	2,436
Acquisitions	11	21
Disposals and other	(2)
Exchange translation differences	15	(66)
Intangible assets other than goodwill at end of period	2,415	2,391
Not internally generated [member] | Market related [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(1,323)	(1,236)
Charge for the year	109	134
Disposals and other	(2)	(7)
Exchange translation differences	8	(40)
Intangible assets other than goodwill at end of period	(1,438)	(1,323)
Not internally generated [member] | Customer related [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	696
Intangible assets other than goodwill at end of period	708	696
Not internally generated [member] | Customer related [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,750	1,564
Acquisitions	78	250
Disposals and other	2	(6)
Exchange translation differences	10	(58)
Intangible assets other than goodwill at end of period	1,840	1,750
Not internally generated [member] | Customer related [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(1,054)	(993)
Charge for the year	79	103
Disposals and other	(6)	(7)
Exchange translation differences	5	(35)
Intangible assets other than goodwill at end of period	(1,132)	(1,054)
Not internally generated [member] | Editorial content
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	100
Intangible assets other than goodwill at end of period	64	100
Not internally generated [member] | Editorial content | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	614	632
Acquisitions	11	0
Disposals and other	(7)	(10)
Exchange translation differences	2	(8)
Intangible assets other than goodwill at end of period	620	614
Not internally generated [member] | Editorial content | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(514)	(483)
Charge for the year	39	40
Disposals and other	1	(1)
Exchange translation differences	2	(8)
Intangible assets other than goodwill at end of period	(556)	(514)
Not internally generated [member] | Software And Systems [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	274
Intangible assets other than goodwill at end of period	273	274
Not internally generated [member] | Software And Systems [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	688	569
Acquisitions	51	156
Disposals and other		(20)
Exchange translation differences	1	(17)
Intangible assets other than goodwill at end of period	740	688
Not internally generated [member] | Software And Systems [Member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(414)	(365)
Charge for the year	54	77
Disposals and other		(19)
Exchange translation differences	(1)	(9)
Intangible assets other than goodwill at end of period	(467)	(414)
Not internally generated [member] | Other [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	43
Intangible assets other than goodwill at end of period	31	43
Not internally generated [member] | Other [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	2,381	2,434
Acquisitions	5
Disposals and other	(23)	(34)
Exchange translation differences	(13)	(19)
Intangible assets other than goodwill at end of period	2,350	2,381
Not internally generated [member] | Other [Member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(2,338)	(2,370)
Charge for the year	16	22
Disposals and other	(23)	(36)
Exchange translation differences	(12)	(18)
Intangible assets other than goodwill at end of period	(2,319)	(2,338)
Internally developed intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,244
Intangible assets other than goodwill at end of period	1,251	1,244
Internally developed intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	3,251	3,041
Acquisitions		0
Additions	310	318
Disposals and other	(19)	(90)
Exchange translation differences	(31)	(18)
Intangible assets other than goodwill at end of period	3,511	3,251
Internally developed intangible assets [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(2,007)	(1,777)
Charge for the year	295	319
Disposals and other	(19)	(78)
Exchange translation differences	(23)	(11)
Intangible assets other than goodwill at end of period	£ (2,260)	£ (2,007)